Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 04, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Initial consideration paid	$ 9,300
Cash consideration	3,700
Equity consideration	$ 5,600
Issuance of ordinary shares (in Shares)	4,062,045	4,062,045
Useful life description		The estimated useful life of the acquired technologies is 10 years, and the customer relations is between 2 to 8 years.
Estimated fair value		$ 5,808
Per share (in Dollars per share)		$ 1.43
Contribution to revenue			$ 3,389
Increased net loss			1,478
Pro forma revenue and net loss			12,572
Pro-forma loss from continuing operations			$ 13,571
Acquisition of CyberKick [Member]
Business Combinations (Details) [Line Items]
Earn-out payments	$ 3,000
General and administrative expense		$ 215
Consideration transferred, acquisition-date fair value		9,508
Estimated fair value		$ 3,000